Note 9 - Employee Benefits	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
(9)	Employee Benefits

Health Insurance Coverage

The Company contracts for health insurance coverage for employees and their dependents through third-party administrators. During the fiscal years ended October 31, 2025 and 2024, total expense of $3,878,501 and $3,608,222, respectively, was recognized under the Company’s insured health care program.

401(k) Plan

The Company maintains a 401(k) retirement savings plan for the benefit of its eligible employees. Substantially all of the Company’s employees who meet certain service and age requirements are eligible to participate in the plan. The Company’s plan document provides that the Company’s matching contributions are discretionary. The Company expensed matching contributions to the plan of $55,113 and $54,494 for the fiscal years ended October 31, 2025 and 2024, respectively.

Stock Incentives for Key Employees and Non-Employee Directors

Optical Cable Corporation uses stock incentives to increase the personal financial interest that key employees and non-employee Directors have in the future success of the Company, thereby aligning their interests with those of other shareholders and strengthening their desire to remain with the Company.

As of October 31, 2025, there were approximately 372,000 remaining shares available for grant under the Optical Cable Corporation Stock Incentive Plan, as amended (“2017 Plan”).

Share-based compensation expense for employees, a consultant and non-employee members of the Company’s Board of Directors recognized in the consolidated statements of operations for the years ended October 31, 2025 and 2024 was $386,639 and $443,234, respectively. Share-based compensation expense is entirely related to expense recognized in connection with the vesting of restricted stock awards or other stock awards.

The Company has granted, and anticipates granting, from time to time, restricted stock awards to employees, subject to approval by the Compensation Committee of the Board of Directors. The restricted stock awards granted under the 2017 Plan vest over time if certain operational performance-based criteria are met. Failure to meet the criteria required for vesting will result in a portion or all of the shares being forfeited.

During the fiscal year ended October 31, 2025 and 2024, stock awards to non-employee Directors under the 2017 Plan totaling 36,228 shares and 39,960 shares, respectively, were approved by the Board of Directors of the Company. The shares are part of the non-employee Directors’ annual compensation for service on the Board of Directors. The shares granted to non-employee Directors under the 2017 Plan are subject to a one-year vesting period.

The Company recognizes expense each quarter on service-based shares based on the number of shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant. The Company recognizes expense each quarter on operational performance-based shares of employees using an estimate of the shares expected to vest multiplied by the closing price of the Company’s shares of common stock on the date of grant.

A summary of the status of the Company’s nonvested shares granted to employees, a consultant and non-employee Directors under the 2017 Plan as of October 31, 2025, and changes during the year ended October 31, 2025, is as follows:

Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2024	482,973	$2.85
Granted	36,228	3.07
Vested	(117,636)	3.22
Forfeited	(6,934)	2.76
Balance at October 31, 2025	394,631	$2.76

As of October 31, 2025, the estimated amount of compensation cost related to nonvested equity-based compensation awards that the Company will recognize over a 3.2 year weighted-average period is approximately $763,000. Such nonvested equity-based compensation awards are in the form of (i) operational performance-based shares and (ii) operational performance-based shares which have been converted to service-based shares after performance-based criteria have been met.